UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06142

THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2012 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

January 31, 2012 (unaudited)

Shares		Value
COMMON STOCKS—99.24%
Banks—10.48%
929,200	Mitsubishi UFJ Financial Group, Inc.	$4,246,311
2,296,700	Mizuho Financial Group, Inc.	3,458,433
54,000	Sumitomo Mitsui Trust Holdings, Inc.	168,286
267,000	The Bank of Yokohama, Ltd.	1,234,136
		9,107,166
Building Materials—1.45%
65,000	Central Glass Co., Ltd.	314,063
431,000	Taiheiyo Cement Corp.	942,477
		1,256,540
Chemicals—6.12%
214,000	Asahi Kasei Corp.	1,350,635
51,300	Fujifilm Holdings Corp.	1,213,816
67,000	Kureha Corp.	321,972
21,000	Nihon Parkerizing Co., Ltd.	276,902
57,000	Nippon Shokubai Co., Ltd.	641,129
108,000	Sumitomo Bakelite Co., Ltd.	627,890
220,000	Sumitomo Chemical Co., Ltd.	884,379
		5,316,723
Commercial Services—0.03%
3,000	Kanamoto Co., Ltd.	28,165

Communication—4.34%
190	KDDI Corp.	1,201,650
10,300	NS Solutions Corp.	202,574
37,600	NTT Corp.	1,875,815
6,900	Otsuka Corp.	493,309
		3,773,348
Construction—2.06%
365,500	Haseko Corp. *	263,225
27,000	MIRAIT Holdings Corp.	215,661
179,000	Obayashi Corp.	862,538
40,000	Toshiba Plant Systems & Services Corp.	449,915
		1,791,339
Cosmetics—0.66%
21,400	Pola Orbis Holdings Inc.	576,402

Electric Appliances—11.68%
17,100	Canon Inc.	736,664
182,000	Fuji Electric Co., Ltd.	479,010
9,200	Hamamatsu Photonics K.K.	330,077
337,000	Hitachi Ltd.	1,879,822
64,000	Minebea Co., Ltd.	284,929
175,000	Mitsubishi Electric Corp.	1,567,369
18,600	Murata Manufacturing Co., Ltd.	1,063,101
45,000	Nissin Electric Co., Ltd.	298,743
46,500	Omron Corp.	935,845
24,300	Star Micronics Co., Ltd.	233,232

See accompanying notes to financial statements.

1

12,400	TDK Corp.	590,206
284,000	Toshiba Corp.	1,201,152
62,000	Yaskawa Electric Corp.	546,366
		10,146,516
Electric Power & Gas—1.64%
5,500	Chubu Electric Power Co., Inc.	100,969
33,600	Electric Power Development Co., Ltd.	890,486
27,000	Kansai Electric Power Co., Inc.	433,796
		1,425,251
Foods—1.47%
169	Japan Tobacco Inc.	829,842
35,000	Nippon Meat Packers, Inc.	443,630
		1,273,472
Health & Personal Care—0.80%
7,800	BML, Inc.	184,148
4,100	Paramount Bed Holdings Co., Ltd.	119,183
45,000	Shimadzu Corp.	391,253
		694,584

Household Goods—0.19%
53,000	Noritake Co., Ltd.	163,088

Insurance—1.53%
53,100	Tokio Marine Holdings, Inc.	1,327,326

Iron & Steel—1.25%
6,000	Kyoei Steel Ltd.	108,262
14,600	Maruichi Steel Tube Ltd.	340,482
11,200	Misumi Group Inc.	260,605
12,100	Yamato Kogyo Co., Ltd.	379,779
		1,089,128
Land Transportation—5.20%
42,400	East Japan Railway Co.	2,739,872
189,000	Hankyu Hanshin Holdings, Inc.	846,379
29,000	Hitachi Transport System, Ltd.	492,130
110,000	Nippon Express Co., Ltd.	439,309
		4,517,690
Leisure—0.35%
395	Accordia Golf Co., Ltd.	304,642

Machinery—4.49%
102,000	Ebara Corp.	396,674
56,000	Makino Milling Machine Co., Ltd.	388,634
12,000	Makita Corp.	452,062
326,000	Mitsubishi Heavy Industries, Ltd.	1,489,773
54,600	THK Co., Ltd.	1,171,072
		3,898,215
Marine Transportation—1.08%
250,000	Mitsui O.S.K. Lines, Ltd.	942,779

Media—1.46%
696	Fuji Media Holdings, Inc.	1,073,573
6,200	Kadokawa Group Holdings, Inc.	198,738
		1,272,311
Non-Ferrous Metals—4.66%
72,000	Dowa Holdings Co., Ltd.	477,046
73,000	Nippon Denko Co., Ltd.	352,717
121,900	Sumitomo Electric Industries, Ltd.	1,465,290
122,000	Sumitomo Metal Mining Co., Ltd.	1,755,637
		4,050,690

See accompanying notes to financial statements.

2

Oil & Gas Extraction—1.53%
220,630	JX Holdings, Inc.	1,328,922

Other Financing Business—1.75%
16,300	Orix Corp.	1,521,789

Other Products—1.01%
6,500	Nintendo Co., Ltd.	880,058

Packaging—0.35%
16,800	Fuji Seal International, Inc.	305,774

Pharmaceutical—5.46%
40,300	Astellas Pharma Inc.	1,651,683
60,300	Daiichi Sankyo Co., Ltd.	1,145,676
1,000	Kyowa Hakko Kirin Co., Ltd.	12,295
7,700	Miraca Holdings Inc.	287,654
42,600	Mitsubishi Tanabe Pharma Corp.	599,089
29,000	Rohto Pharmaceutical Co., Ltd.	353,529
16,000	Takeda Pharmaceutical Co., Ltd.	693,466
		4,743,392
Pulp & Paper—0.68%
27,500	Nippon Paper Group Inc.	587,665

Real Estate—2.08%
110,000	Mitsui Fudosan Co., Ltd.	1,804,766

Retail Trade—3.86%
26,600	DCM Holdings Co., Ltd.	208,983
3,850	Nitori Co., Ltd.	352,887
6,800	Saint Marc Holdings Co., Ltd.	265,518
48,200	Seven & I Holdings Co., Ltd.	1,354,422
20,800	Shimachu Co., Ltd.	493,785
27,700	Xebio Co., Ltd.	680,803
		3,356,398
Rubber Products—1.82%
69,700	Bridgestone Corp.	1,586,207

Securities—1.52%
360,700	Nomura Holdings Inc.	1,317,733

Software—1.46%
19,200	Capcom Co., Ltd.	424,879
16,200	Nexon Co., Ltd.	236,520
36,300	Sumisho Computer Systems Corp.	606,980
		1,268,379
Transportation Equipment—10.81%
40,700	Aisin Seiki Co., Ltd.	1,283,300
93,800	Honda Motor Co., Ltd.	3,274,464
212,000	Isuzu Motors Ltd.	1,071,520
264,000	Kawasaki Heavy Industries, Ltd.	774,335

See accompanying notes to financial statements.

3

59,100	Toyota Motor Corp.		2,174,558
23,000	TS Tech Co., Ltd.		397,237
17,400	Yorozu Corp.		418,767
			9,394,181
Wholesale Trade—5.97%
31,000	Hitachi High-Technologies Corp.		677,478
334,000	Marubeni Corp.		2,300,432
97,000	Mitsubishi Corp.		2,208,760
			5,186,670

Total Common Stocks (Cost—$89,230,910)			86,237,309

Principal
Amount
(000)			Value
SHORT-TERM INVESTMENTS—0.20%
U.S. DOLLAR TIME DEPOSIT—0.20%
$176	JPMorgan Chase Bank, 0.05%, due 2/1/12 (Cost—$176,261)		176,261

Total Investments—99.44%
(Cost—$89,407,172)			86,413,570

Other assets less liabilities—0.56%			489,159

NET ASSETS
	(Applicable to 14,481,811 shares of capital stock outstanding; equivalent to $6.00 per share)	100.00%	$86,902,729

* Non-income producing securities.

See accompanying notes to financial statements.

4

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 -  Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by Daiwa SB Investments (U.S.A.) Ltd. (“the Manager”).  The Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$86,413,570
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$86,413,570

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of January 31, 2012 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (“POI”).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at January 31, 2012 was $89,407,172, excluding short-term interest-bearing investments.  At January 31, 2012, the net unrealized depreciation on investments, excluding short-term securities, of $2,993,601 was composed of gross appreciation of $3,964,256 for those investments having an excess of value over cost, and gross depreciation of $6,957,857 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: February 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: February 8, 2012
John J. O’Keefe, Vice President and Principal Financial Officer

By	\s\ Yoshiaki Uematsu	Date: February 8, 2012
Yoshiaki Uematsu, President and Principal Executive Officer